Schedule of movement of provision for accounts receivable and contract assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance	¥ 310,394	¥ 496,918	¥ 250,696
Provision for accounts receivable and contract assets	317,049	253,948	390,882
Current period write-off	(337,176)	(440,472)	(144,660)
Ending balance	¥ 290,267	¥ 310,394	¥ 496,918